RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025
RETIREMENT PLAN
RETIREMENT PLAN

NOTE 10 - RETIREMENT PLAN

The Company has a qualified defined contribution retirement plan covering substantially all employees. The Company makes matching contributions to the plan for up to 5% of eligible compensation depending on employee deferral percentages. The Company contributed $682 and $923 to the plan for the years ended December 31, 2025, and 2024, respectively. These expenses were recorded within the operating expenses in the consolidated statements of operations. The retirement plan expense was allocated as $223 and $247 to research and development expense, net and $459 and $676 to selling, general and administrative expense for the years ended December 31, 2025, and 2024, respectively.